Organization and Principal Activities (Organization and Principal Activities) (Details)	12 Months Ended
Dec. 31, 2013
Ku6 (Beijing) Technology Co., Ltd. ("Beijing Technology") [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Mar. 05, 2007
Percentage of ownership	100.00%
Wei Mo San Yi (Tianjin) Science and Technology Co., Ltd. ("Tianjin Technology") [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Dec. 23, 2008
Percentage of ownership	100.00%
Kusheng (Tianjin) Technology Co., Ltd. ("Kusheng") [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Aug. 26, 2011
Percentage of ownership	100.00%
Ku6 (Beijing) Information Technology Co., Ltd. ("Ku6 Beijing Information") [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Apr. 20, 2006
Tianjin Ku6 Zheng Yuan Information Technology Co., Ltd. ("Tianjin Information") [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Mar. 20, 2009
Tianjin Ku6 Network Communication Technology Co., Ltd. ("Ku6 Network") [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Dec. 14, 2011
Beijing Ku6 Culture Media Co., Ltd. ("Ku6 Culture") [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Jun. 22, 2010
Shanghai Yisheng Network Technology Co., Ltd. ("Yisheng") [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Nov. 22, 2007
Percentage of ownership	20.00%